Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense
	For the year ended December 31,
	2010	2011	2012

Current income tax expense	$403	$10,724	$12,062
Deferred income tax expense (benefit)	60	150	(683)
Total income tax expense	$463	$10,874	$11,379

Components of Deferred Tax Assets and Liabilities
	December 31,
	2011	2012

Current deferred tax assets:
Accrued payroll	$797	$1,950
Provision of allowance for doubtful accounts	15	125
Deferred revenue-current	-	196
Other assets	52	-
Less: Valuation allowance	(6)	(140)
Current deferred tax assets, net	858	2,131
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	457	440
Acquired intangible assets	57	175
Advertising and promotion expenses	23	-
Subsidy income	-	130
Net operating loss carry forwards	1,137	975
Less: Valuation allowance	(1,160)	(975)
Noncurrent deferred tax assets, net	514	745
Noncurrent deferred tax liabilities:
Acquired intangible assets	507	425
Subsidy income	-	365
Noncurrent deferred tax liabilities	$507	$790

Effective Income Tax Rate Reconciliation
	For the year ended December 31,
	2010	2011	2012

Income before income tax expense	$9,011	$25,855	62,695
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	2,253	6,464	15,674
Permanent differences	75	116	870
Effect of different income tax calculation
method required by tax bureau	(2,416)	(84)	67
Effect of different income tax rates
in other jurisdictions	1,093	10,585	12,192
Effect of income tax holiday
and preferential tax rates	(717)	(7,036)	(17,844)
Changes in valuation allowance	175	829	420
Income tax expense	$463	$10,874	$11,379